Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

19.	Segment Information

Our operations are conducted in three business segments:  Health Care, Group Insurance and Large Case Pensions. The acquired Coventry operations are reflected in our Health Care segment on and after May 7, 2013.  Our Corporate Financing segment is not a business segment; it is added to our business segments to reconcile to our consolidated results.  The Corporate Financing segment includes interest expense on our outstanding debt and the financing components of our pension and OPEB plan expense (the service cost and prior service cost components of this expense are allocated to our business segments). Non-GAAP financial measures we disclose, such as operating earnings, should not be considered a substitute for, or superior to, financial measures determined or calculated in accordance with GAAP.

Summarized financial information of our segment operations for 2014, 2013 and 2012 were as follows:

(Millions)	Health Care	Group Insurance	Large Case Pensions (2)	Corporate Financing	Total Company
2014
Revenue from external customers	$54,676.6	$2,214.2	$86.1	$—	$56,976.9
Net investment income	367.6	261.2	317.1	—	945.9
Interest expense	—	—	—	329.3	329.3
Depreciation and amortization expense	627.8	1.2	—	—	629.0
Income taxes (benefits)	1,587.2	57.4	.7	(190.6)	1,454.7
Operating earnings (loss) (1)	2,376.5	171.0	20.7	(163.6)	2,404.6
Segment assets	36,614.7	5,510.8	11,276.6	—	53,402.1
2013
Revenue from external customers	$44,085.2	$2,053.3	$248.6	$—	$46,387.1
Net investment income	309.3	286.6	320.4	—	916.3
Interest expense	—	—	—	333.7	333.7
Depreciation and amortization expense	564.7	4.4	—	—	569.1
Income taxes (benefits)	1,078.4	32.3	21.8	(103.9)	1,028.6
Operating earnings (loss) (1)	2,267.4	130.9	21.2	(178.4)	2,241.1
Segment assets	33,212.9	5,520.3	11,031.6	—	49,764.8
2012
Revenue from external customers	$32,608.9	$1,842.0	$1,118.0	$—	$35,568.9
Net investment income	310.4	282.8	329.0	—	922.2
Interest expense	—	—	—	268.8	268.8
Depreciation and amortization expense	445.5	4.4	—	—	449.9
Income taxes (benefits)	950.5	62.3	(2.4)	(122.9)	887.5
Operating earnings (loss) (1)	1,841.5	164.4	17.8	(161.8)	1,861.9
Segment assets	24,138.9	5,697.5	11,551.1	—	41,387.5

(1)	Operating earnings (loss) excludes net realized capital gains or losses, amortization of other acquired intangible assets and the other items described in the reconciliation on page 134.

(2)
In 2013 and 2012, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts.  Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.

A reconciliation of operating earnings (1) to net income attributable to Aetna in 2014, 2013 and 2012 was as follows.

(Millions)	2014	2013	2012
Operating earnings	$2,404.6	$2,241.1	$1,861.9
Transaction, integration-related and restructuring costs, net of tax	(134.2)	(233.5)	(25.4)
Loss on early extinguishment of long-term debt, net of tax	(117.8)	—	(55.2)
Pension settlement charge, net of tax	(72.5)	—	—
Release of litigation-related reserve, net of tax	67.0	—	—
Charge for changes in our life insurance claim payment practices, net of tax	—	(35.7)	—
Reduction of reserve for anticipated future losses on discontinued products, net of tax	—	55.9	—
Reversal of allowance and gain on sale of reinsurance recoverable, net of tax	—	32.1	—
Litigation-related settlement, net of tax	—	—	(78.0)
Severance charge, net of tax	—	—	(24.1)
Amortization of other acquired intangible assets, net of tax	(158.2)	(139.5)	(92.3)
Net realized capital gains (losses), net of tax	51.9	(6.8)	71.0
Net income attributable to Aetna	$2,040.8	$1,913.6	$1,657.9

(1)
In addition to net realized capital gains (losses) and amortization of other acquired intangible assets, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:

•
We incurred transaction and integration-related costs of $134.2 million ($200.7 million pretax) related to the acquisitions of Coventry, bSwift and InterGlobal during 2014. We incurred transaction, integration-related and restructuring costs of $233.5 million ($332.8 million pretax) and $25.4 million ($32.6 million pretax) during 2013 and 2012, related to the acquisition of Coventry, respectively. Restructuring costs, primarily comprised of severance and real estate consolidation costs, are related to the acquisition of Coventry and our expense management and cost control initiatives. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses, as well as the cost of the bridge credit agreement that was in effect prior to the Coventry acquisition, which is reflected in the GAAP Consolidated Statements of Income in interest expense. Transaction costs also include transaction-related payments as well as expenses related to the negative cost of carry associated with the permanent financing that we obtained in November 2012 for the Coventry acquisition. Prior to the Acquisition Date, that negative cost of carry was excluded from operating earnings. The components of the negative cost of carry are reflected in our GAAP Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses. On and after the Acquisition Date, the interest expense and general and administrative expenses associated with the permanent financing are no longer excluded from operating earnings.

•
In 2014 and 2012, we incurred losses on the early extinguishment of long-term debt of $117.8 million ($181.2 million pretax) and $55.2 million ($84.9 million pretax) related to the redemption and/or repurchase of certain of our outstanding senior notes, respectively.

•
During 2014, we enhanced the Aetna Pension Plan to allow certain current and former employees to elect a 100% lump-sum distribution. In addition, we also announced a limited-time offer permitting certain former employees with deferred vested balances to elect a 100% lump-sum distribution. The distributions in 2014 were funded from existing Aetna Pension Plan assets and we recorded a related non-cash settlement charge of $72.5 million ($111.6 million pretax) during 2014 in general and administrative expenses. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.

•
In the fourth quarter of 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding our payment practices related to out-of-network health care providers. That charge included the estimated cost of legal fees of plaintiffs’ counsel and the costs of administering the settlement. In the first quarter of 2014, we exercised our right to terminate the settlement agreement. As a result, we released the reserve established in connection with the settlement agreement, net of amounts due to the settlement administrator, which reduced first quarter 2014 other general and administrative expenses by $67.0 million ($103.0 million pretax). Refer to Note 18 beginning on page 127 for additional information on the termination of the settlement agreement.

•
In the fourth quarter of 2013, we increased our estimated liability for unpaid life insurance claims with respect to insureds who passed away on or before December 31, 2013, and recorded in current and future benefits a charge of $35.7 million ($55.0 million pretax) as a result of changes during the fourth quarter of 2013 in our life insurance claim payment practices (including related escheatment practices) based on evolving industry practices and regulatory expectations and interpretations. Refer to Note 18 beginning on page 127 for additional information on the changes in our life insurance claim payment practices.

•
We reduced the reserve for anticipated future losses on discontinued products by $55.9 million ($86.0 million pretax) in the second quarter of 2013. We believe excluding any changes in the reserve for anticipated future losses on discontinued products from operating earnings provides more useful information as to our continuing products and is consistent with the treatment of the operating results of these discontinued products, which are credited or charged to the reserve and do not affect our operating results. Refer to Note 20 beginning on page 135 for additional information on the reduction of the reserve for anticipated future losses on discontinued products.

•
In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we reversed the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.

•	In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax) related to actions taken in 2012 and 2013.

Revenues from external customers by product in 2014, 2013 and 2012 were as follows:

(Millions)	2014	2013	2012
Health care premiums	$49,562.2	$39,659.7	$28,872.0
Health care fees and other revenue	5,114.4	4,425.5	3,736.9
Group life	1,240.9	1,158.9	1,070.1
Group disability	929.0	849.5	726.0
Group long-term care	44.3	44.9	45.9
Large case pensions, excluding group annuity contract conversion premium	86.1	149.6	176.6
Group annuity contract conversion premium (1)	—	99.0	941.4
Total revenue from external customers (2) (3)	$56,976.9	$46,387.1	$35,568.9

(1)
In 2013 and 2012, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts.  Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.

(2)	All within the U.S., except approximately $1.2 billion, $886 million and $775 million in 2014, 2013 and 2012, respectively, which were derived from foreign customers.

(3)
Revenue from the U.S. federal government was approximately $15.5 billion, $12.2 billion and $7.4 billion in 2014, 2013 and 2012, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2014, 2013 and 2012.

The following is a reconciliation of revenue from external customers to total revenues included in our statements of income in 2014, 2013 and 2012:

(Millions)	2014	2013	2012
Revenue from external customers	$56,976.9	$46,387.1	$35,568.9
Net investment income	945.9	916.3	922.2
Net realized capital gains (losses)	80.4	(8.8)	108.7
Total revenue	$58,003.2	$47,294.6	$36,599.8

Long-lived assets, which are principally within the U.S., were $666 million and $718 million at December 31, 2014 and 2013, respectively.